Segment Reporting - Schedule of Disaggregated Expenses (Details) - Segments [Member] - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregated Expenses [Line Items]
Total selling, general and administrative		$ 4,638	$ 12,355
Total research and development		1,088	3,791
Employee Compensation [Member]
Schedule of Disaggregated Expenses [Line Items]
Total research and development		797	2,493
Share-based compensation [Member]
Schedule of Disaggregated Expenses [Line Items]
Total research and development		(53)	361
Other selling, general and administrative [Member]
Schedule of Disaggregated Expenses [Line Items]
Total research and development	[1]	344	937
Employee Compensation [Member]
Schedule of Disaggregated Expenses [Line Items]
Total selling, general and administrative		2,247	4,211
Share-based compensation [Member]
Schedule of Disaggregated Expenses [Line Items]
Total selling, general and administrative		459	878
Other selling, general and administrative [Member]
Schedule of Disaggregated Expenses [Line Items]
Total selling, general and administrative	[2]	$ 1,932	$ 7,266

[1]	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.
[2]	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.